Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of plant and equipment

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Furniture and fittings	22,496	22,496	17,494
Machinery	142,419	142,419	110,754
Office equipment and computers	274,456	286,561	222,849
Renovation	49,406	598,188	465,190
Total	488,777	1,049,664	816,287
Less: Accumulated depreciation	(481,760)	(526,234)	(409,234)
Net book value	7,017	523,430	407,053

Schedule of depreciation expense for plant and equipment

Based on the carrying value of definite-lived plant and equipment as of December 31, 2025, the Company estimates its depreciation expense for following years will be as follows:

Depreciation expense
S$
For years ended December 31,
2026	120,214
2027	109,756
2028	109,756
2029	109,756
Total depreciation expense	449,482